Acquisition of Business (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of purchase price allocation
June 01,
2019
Cash paid	1,895
Contingent Consideration (1)	-
Total acquisition price	$1,895

Recognized amounts of identifiable assets acquired:
Intangible assets, net (2)	953
Property and equipment, net	91
Inventory	380
Loss Contracts (3)	(614)
Net assets acquired	810
Goodwill (4)	1,085